Intangible Assets - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Trial	Dec. 31, 2021 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Number of clinical trial | Trial	3
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Impairment charge | £	£ 0.3	£ 2.8